Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital
Summarizes Information About Stock Options Exercisable And Outstanding
	Options Outstanding and Exercisable
	Weighted	Weighted
	Average	Average
Exercise	Number	Remaining	Exercise
Prices	Outstanding at	Contractual Life	Prices
(CAD$)	31-Dec-23	(Number of Years)	(CAD$)

$0.30	40,000	0.49	$0.30
$0.50	60,000	1.50	$0.50
$0.50	300,000	2.48	$0.50
$0.52	500,000	2.53	$0.52
	900,000	2.35	$0.50

Schedule Of Outstanding Warrants
Exercise Prices (CAD$)	Expiry Dates	Outstanding at December 31, 2022	Issued	Exercised	Expired	Outstanding at December 31, 2023
$0.75	October 28, 2023	638,510	-	-	638,510	-
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2021	Issued	Exercised	Expired	December 31, 2022

$0.65	October 7, 2022	4,000,000	-	-	(4,000,000)	-

$0.65	November 12, 2022	6,500,000	-	-	(6,500,000)	-

$0.65	November 12, 2022	385,200	-	-	(385,200)	-

$0.75	October 28, 2023	638,510		-	-	638,510

		11,523,710	-	-	(10,885,200)	638,510
Exercise
Prices		Outstanding at				Outstanding at
(CAD$)	Expiry Dates	December 31, 2020	Issued	Exercised	Expired	December 31, 2021

$0.30	July 23, 2021	301,624	-	(301,624)	-	-

$0.65	October 7, 2022	4,000,000	-	-	-	4,000,000

$0.65	November 12, 2022	6,500,000	-	-	-	6,500,000

$0.65	November 12, 2022	385,200	-	-	-	385,200

$0.75	October 28, 2023	-	638,510	-	-	638,510

		11,186,824	638,510	(301,624)	-	11,523,710